UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-08228

The Timothy Plan

                (Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

                (Address of principal executive offices)                        (Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

                (Name and address of agent for service)

Registrant’s telephone number, including area code:             800-846-7526

Date of fiscal year end:  12/31

Date of reporting period: 6/30/14

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

SEMI-ANNUAL REPORT J u n e 3 0, 2 0 1 4 ( U n a u d i t e d ) TIMOTHY PLAN VARIABLE SERIES Strategic Growth Conservative Growth

Letter From the President

June 30, 2014 (Unaudited)

Arthur D. Ally

Dear Timothy Plan Strategic Growth Variable and Conservative Growth Variable Shareholder:

Once again, I am pleased to report that the capital markets have performed reasonably well thus far in 2014 – and, I am also pleased to report, our various underlying funds have participated. As you know, your Timothy Plan Variable Fund investment is a compilation of a number of Timothy Plan’s underlying funds and, as such, your performance is directly related to the performance of those underlying funds. Although we ‘tweak’ the allocation from time to time in an attempt to meet changing market conditions, our allocation as of this date is as follows:

		Conservative Growth	Strategic Growth
—	Large/Mid Cap Growth Fund	9.25%	13.48%
—	Large/Mid Cap Value Fund	11.70%	12.97%
—	Small Cap Value Fund	5.29%	6.27%
—	Aggressive Growth Fund	2.25%	5.76%
—	International Fund	5.00%	15.30%
—	High Yield Bond Fund	8.49%	12.65%
—	Defensive Strategies Fund	12.03%	12.44%
—	Fixed Income Fund	28.89%	0.00%
—	Israel Common Values Fund	3.94%	4.96%
—	Emerging Markets Fund	2.94%	5.95%
—	Growth & Income Fund	9.98%	9.99%

Our 2014 year-to-date performance through the first six months (5.13% for Conservative and 5.48% for Strategic) has been quite respectable and fairly comparable to their respective market benchmarks – especially when you consider our conservative investment style.

We do expect the remainder of 2014 to continue to be a little unsettled as a result of uncertain economic conditions, but we also believe this year should produce mildly positive investment results. As you know, however, no one can guarantee future results. The one thing I can assure you is that every one of our managers continues to work very hard on your behalf.

As I have stated repeatedly in the past, the Timothy Plan is serious about our mission (to genuinely screen our investments and attempt to deliver competitive investment results) and our commitment to continuously pursue Kingdom Class quality in everything we do. Thank you for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally

President

Fund Profile - Conservative Growth Portfolio Variable Series

June 30, 2014 (Unaudited)

Underlying Fund Allocations (% of Net Assets)

Fixed Income	28.89%

Defensive Strategies	12.03%

Large/Mid Cap Growth	11.70%

Growth & Income	9.98%

Large/Mid Cap Value	9.25%

High Yield Bond	8.49%

Small Cap Value	5.29%

International	5.00%

Israel Common Values	3.94%

Emerging Markets	2.94%

Aggressive Growth	2.25%

Money Market and Liabilities in Excess of Other Assets	0.24%

100.00%

Expense Example (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2014 through June 30, 2014.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
			1/1/2014 through
	1/1/2014	6/30/2014	6/30/2014
Actual	$1,000.00	$1,051.30	$0.61
Hypothetical**	$1,000.00	$1,024.20	$0.60

*

Expenses are equal to the Fund’s annualized expense ratio of 0.12%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 5.13% for the six-month period of January 1, 2014, through June 30, 2014.

**	Assumes a 5% return before expenses.

Fund Profile - Strategic Growth Portfolio Variable Series

June 30, 2014 (Unaudited)

Underlying Fund Allocations (% of Net Assets)

International	15.30%

Large/Mid Cap Growth	13.48%

Large/Mid Cap Value	12.97%

High Yield Bond	12.65%

Defensive Strategies	12.44%

Growth & Income	9.99%

Small Cap Value	6.27%

Emerging Markets	5.95%

Aggressive Growth	5.76%

Israel Common Values	4.96%

Money Market and Liabilities in Excess of Other Assets	0.23%

100.00%

Expense Example (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2014 through June 30, 2014.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
			1/1/2014 through
	1/1/2014	6/30/2014	6/30/2014
Actual	$1,000.00	$1,054.80	$0.56
Hypothetical**	$1,000.00	$1,024.25	$0.55

*

Expenses are equal to the Fund’s annualized expense ratio of 0.11%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 5.48% for the six-month period of January 1, 2014, through June 30, 2014.

**	Assumes a 5% return before expenses.

Schedule of Investments

Conservative Growth Portfolio Variable Series

As of June 30, 2014 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS (A) - 99.8%

79,531	Timothy Plan Aggressive Growth Fund*	$750,769
334,304	Timothy Plan Defensive Strategies Fund*	4,004,959
87,978	Timothy Plan Emerging Markets Fund*	980,074
918,938	Timothy Plan Fixed Income Fund	9,621,285
296,881	Timothy Plan Growth & Income Fund*	3,325,068
288,410	Timothy Plan High Yield Bond Fund	2,826,420
174,482	Timothy Plan International Fund*	1,664,562
100,882	Timothy Plan Israel Common Values Fund*	1,311,466
194,261	Timothy Plan Large/Mid Cap Growth Fund*	3,894,926
353,854	Timothy Plan Large/Mid Cap Value Fund*	3,082,064
84,269	Timothy Plan Small Cap Value Fund*	1,762,911

	TOTAL MUTUAL FUNDS (Cost $29,582,394)	33,224,504

	MONEY MARKET FUND - 0.5%
157,477	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.08% (Cost $157,477)(B)	157,477

	TOTAL INVESTMENTS (Cost $29,739,871)(C) - 100.3%	$33,381,981

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(80,210)

	TOTAL NET ASSETS - 100.00%	$33,301,771

* Non-income producing securities

(A) Affiliated Funds - Class A.

(B) Variable rate security; the rate shown represents the yield at June 30, 2014.

(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,087,018 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$4,414,734
Unrealized depreciation:	(119,771)

Net unrealized appreciation	$4,294,963

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Strategic Growth Portfolio Variable Series

As of June 30, 2014 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS (A) - 99.8%

202,744	Timothy Plan Aggressive Growth Fund*	$1,913,909
344,774	Timothy Plan Defensive Strategies Fund*	4,130,392
177,388	Timothy Plan Emerging Markets Fund*	1,976,102
296,148	Timothy Plan Growth & Income Fund*	3,316,856
428,514	Timothy Plan High Yield Bond Fund	4,199,434
532,566	Timothy Plan International Fund*	5,080,679
126,574	Timothy Plan Israel Common Values Fund*	1,645,463
513,969	Timothy Plan Large/Mid Cap Growth Fund*	4,476,671
214,810	Timothy Plan Large/Mid Cap Value Fund*	4,306,939
99,578	Timothy Plan Small Cap Value Fund*	2,083,177

	TOTAL MUTUAL FUNDS (Cost $28,746,417)	33,129,622

	MONEY MARKET FUND - 0.3%
98,410	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.08% (Cost $98,410) (B)	98,410

	TOTAL INVESTMENTS (Cost $28,844,827)(C) - 100.1%	$33,228,032

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(25,520)

	TOTAL NET ASSETS - 100.00%	$33,202,512

* Non-income producing securities

(A) Affiliated Funds - Class A.

(B) Variable rate security; the rate shown represents the yield at June 30, 2014.

(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,216,129 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$5,011,903
Unrealized depreciation:	-

Net unrealized appreciation:	$5,011,903

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	CONSERVATIVE GROWTH	STRATEGIC GROWTH
	PORTFOLIO	PORTFOLIO
	VARIABLE SERIES	VARIABLE SERIES
ASSETS:
Investments in affiliated securities, at cost	$29,582,394	$28,746,417
Investments in unaffiliated securities, at cost	157,477	98,410

Investments in affiliated securities, at value	$33,224,504	$33,129,622
Investments in unaffiliated securities, at value	157,477	98,410
Receivable for fund shares sold	-	262
Dividends and interest receivable	67,210	42,880
Prepaid expenses	2,226	743

Total Assets	33,451,417	33,271,917

LIABILITIES:
Accrued advisory fees	2,846	2,762
Payable for securities purchased	67,210	42,880
Payable for fund shares redeemed	46,447	6,016
Accrued expenses	33,143	17,747

Total Liabilities	149,646	69,405

Net Assets	$33,301,771	$33,202,512

NET ASSETS CONSIST OF:
Paid in capital	$27,214,099	$29,325,773
Accumulated undistributed net investment income	757,076	563,591
Accumulated net realized gain (loss) from investments	1,688,486	(1,070,057)
Net unrealized appreciation on investments	3,642,110	4,383,205

Net Assets	$33,301,771	$33,202,512

Net Assets	$33,301,771	$33,202,512
Shares of beneficial interest outstanding	2,502,031	2,697,822
Net Asset Value, offering price and redemption price per share	$13.31	$12.31

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

	CONSERVATIVE GROWTH	STRATEGIC GROWTH
	PORTFOLIO	PORTFOLIO
	VARIABLE SERIES	VARIABLE SERIES
Investment Income:
Dividend income from affiliated funds	$143,381	$80,944
Interest income from unaffiliated funds	5	11

Total Investment Income	143,386	80,955

Operating Expenses:
Administration fees	42,155	35,762
Investment advisory fees	16,862	14,305
Audit fees	5,951	5,951
Custody fees	5,093	2,829
Printing expenses	4,398	3,037
Trustees’ fees	2,429	1,669
Compliance officer fees	2,091	1,195
Insurance expenses	279	279

Total Operating Expenses	79,258	65,027

Net Investment Income	64,128	15,928

Realized and Unrealized Gain from Investments:
Net realized gain from investments in affiliated funds	714,986	494,675
Change in unrealized appreciation on affiliated investments	895,874	1,118,333

Net Realized and Unrealized Gain from Investments	1,610,860	1,613,008

Net Increase in Net Assets Resulting From Operations	$1,674,988	$1,628,936

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	CONSERVATIVE GROWTH		STRATEGIC GROWTH
	PORTFOLIO		PORTFOLIO
	VARIABLE SERIES		VARIABLE SERIES
	Six Months Ended		Six Months Ended
	June 30,	Year Ended	June 30,	Year Ended
	2014	December 31,	2014	December 31,
	(Unaudited)	2013	(Unaudited)	2013
Operations:
Net investment income	$64,128	$693,109	$15,928	$557,833
Capital gain dividends from affiliated investments	-	593,425	-	576,374
Net realized gain from investments in affiliated funds	714,986	3,050,714	494,675	616,469
Net change in unrealized appreciation (depreciation) on affiliated investments	895,874	(780,656)	1,118,333	2,060,242

Net increase in net assets resulting from operations	1,674,988	3,556,592	1,628,936	3,810,918

Distributions to Shareholders:
Net investment income	-	(349,463)	-	(166,014)

Total dividends and distributions to shareholders	-	(349,463)	-	(166,014)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	1,524,238	2,583,022	6,764,344	7,679,493
Reinvestment of dividends	-	349,463	-	156,014
Cost of shares redeemed	(5,056,244)	(9,538,574)	(2,613,568)	(2,310,943)

Net increase (decrease) in net assets from share transactions of beneficial interest	(3,532,006)	(6,606,089)	4,150,776	5,524,564

Total Increase (Decrease) in Net Assets	(1,857,018)	(3,398,960)	5,779,712	9,169,468

Net Assets:
Beginning of period	35,158,789	38,557,749	27,422,800	18,253,332

End of period*	$33,301,771	$35,158,789	$33,202,512	$27,422,800

* Includes accumulated undistributed net investment income at end of year	$757,076	$692,948	$563,591	$547,663

Share Activity:
Shares sold	117,466	213,886	569,084	713,932
Shares reinvested	-	28,598	-	14,106
Shares redeemed	(392,892)	(785,894)	(221,057)	(213,853)

Net increase (decrease) in shares of beneficial interest outstanding	(275,426)	(543,410)	348,027	514,185

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Conservative Growth Portfolio Variable Series

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year		For the Year		For the Year		For the Year		For the Year
	ended		ended		ended		ended		ended		ended
	June 30, 2014		December 31,		December 31,		December 31,		December 31,		December 31,
	(Unaudited)		2013		2012		2011		2010		2009

Net asset value, beginning of year	$12.66		$11.61		$10.97		$10.94		$9.86		$8.16

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	(A)	0.23	(A)	0.11	(A)	0.20	(A)	0.14	(A)	0.12
Net realized and unrealized gain on investments	0.63		0.94		0.75		0.01		1.09		1.74

Total from investment operations	0.65		1.17		0.86		0.21		1.23		1.86

LESS DISTRIBUTIONS:
From net investment income	-		(0.12)		(0.22)		(0.18)		(0.15)		(0.16)

Total distributions	-		(0.12)		(0.22)		(0.18)		(0.15)		(0.16)

Net asset value, end of period	$13.31		$12.66		$11.61		$10.97		$10.94		$9.86

Total return (B)	5.13%	(E)	10.10%		7.79%		1.90%		12.45%		22.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$33,302		$35,159		$38,558		$37,007		$43,172		$42,537
Expenses, net of waiver and reimbursement (C)	0.47%	(F)	0.39%		0.42%		0.41%		0.41%		0.50%
Net investment income, net of waiver and reimbursement (C)(D)	0.38%	(F)	1.86%		0.90%		1.77%		1.41%		1.56%
Portfolio turnover rate	5%		21%		33%		30%		9%		35%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(C)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(D)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Strategic Growth Portfolio Variable Series

Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year		For the Year		For the Year		For the Year		For the Year
	ended		ended		ended		ended		ended		ended
	June 30, 2014		December 31,		December 31,		December 31,		December 31,		December 31,
	(Unaudited)		2013		2012		2011		2010		2009

Net asset value, beginning of year	$11.67		$9.94		$9.05		$9.45		$8.25		$6.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	(A)	0.26	(A)	0.09	(A)	0.12	(A)	0.05	(A)	0.06
Net realized and unrealized gain (loss) on investments	0.63		1.54		0.94		(0.47)		1.22		1.83

Total from investment operations	0.64		1.80		1.03		(0.35)		1.27		1.89

LESS DISTRIBUTIONS:
From net investment income	-		(0.07)		(0.14)		(0.05)		(0.07)		(0.05)

Total distributions	-		(0.07)		(0.14)		(0.05)		(0.07)		(0.05)

Net asset value, end of period	$12.31		$11.67		$9.94		$9.05		$9.45		$8.25

Total return (B)	5.48%	(E)	18.15%		11.42%		(3.70)%		15.37%		29.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$33,203		$27,423		$18,253		$20,021		$19,090		$18,895
Expenses, net of waiver and reimbursement reimbursement (C)	0.45%	(F)	0.42%		0.44%		0.40%		0.42%		0.50%
Net investment income, net of waiver and reimbursement (C)(D)	0.11%	(F)	2.43%		0.82%		1.23%		0.61%		0.82%
Portfolio turnover rate	8%		17%		30%		32%		8%		22%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(C)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(D)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2014 (Unaudited) Conservative and Strategic Growth Portfolio Variable Series

Note 1 | Significant Accounting Policies

The Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) (individually the “Fund”, collectively the “Funds”) were organized as diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income. The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income. The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund, Emerging Markets Fund and Growth & Income Fund. The Conservative Growth Portfolio also invests in the Fidelity Institutional Money Market Portfolio, an unaffiliated mutual fund. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund, Emerging Markets Fund and Growth & Income Fund. Each Fund is one of a series of Funds currently authorized by the Board of Trustees (the “Board”). Timothy Partners, Ltd., (“TPL” or the “Advisor”) is the Investment Advisor for the Funds.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

A. SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to Financial Statements June 30, 2014 (Unaudited) Conservative and Strategic Growth Portfolio Variable Series

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. Investments in mutual funds, including money market mutual funds, are generally priced at the ending Net Asset Value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

The Board has delegated to the Advisor responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by each Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, fair value pricing is utilized. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Conservative Growth Portfolio’s investments as of June 30, 2014:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$33,224,504	$-	$-	$33,224,504
Money Market Fund	157,477	-	-	157,477
Total	$33,381,981	$-	$-	$33,381,981

The following is a summary of the inputs used to value the Strategic Growth Portfolio’s investments as of June 30, 2014:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$33,129,622	$-	$-	$33,129,622
Money Market Fund	98,410	-	-	98,410
Total	$33,228,032	$-	$-	$33,228,032

Refer to the Schedule of Investments for underlying Fund allocations.

The Conservative Growth Portfolio and the Strategic Growth Portfolio did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the six months ended June 30, 2014, there were no transfers between Levels 1 and 2. The Funds’ policy is to recognize transfers at the end of the year.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis.

C. NET ASSET VALUE PER SHARE

Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D. FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

As of June 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended June 30, 2014, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2010 and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

E. USE OF ESTIMATES

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements June 30, 2014 (Unaudited) Conservative and Strategic Growth Portfolio Variable Series

F. DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. There were no such reclassifications.

G. EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or an appropriate basis (as determined by the Board).

H. INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended June 30, 2014:

Funds	Purchases	Sales
Conservative Growth
Portfolio	$1,574,779	$5,056,416
Strategic Growth
Portfolio	6,504,062	2,273,120

Note 3 | Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd. (“TPL”) is the Investment Advisor for the Funds pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) that was renewed by the Board on February 22, 2013. TPL supervises the investment of the assets of each Fund’s portfolio in accordance with the objectives, policies and restrictions of the Funds. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. Total fees earned by TPL during the six months ended June 30, 2014 were $16,862 and $14,305 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively. The Conservative Growth Portfolio and the Strategic Growth Portfolio owed TPL $2,846 and $2,762, respectively, at June 30, 2014. An officer and trustee of the Funds is also an officer of the Advisor.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with GFS. Therefore, there is no separate base annual fee per Fund.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Note 4 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of June 30, 2014, American United Life Insurance Co. (“AUL”)

Notes to Financial Statements June 30, 2014 (Unaudited) Conservative and Strategic Growth Portfolio Variable Series

held for the benefit of others, in aggregate, approximately 80% of the Conservative Growth Portfolio and approximately 73% of the Strategic Growth Portfolio.

Note 5 | Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during 2013 and 2012 was as follows:

	Conservative Growth	Strategic Growth
	Portfolio	Portfolio
2013
Ordinary Income	$349,463	$166,014

	$349,463	$166,014

2012
Ordinary Income	$701,727	$265,827

	$701,727	$265,827

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

	Conservative Growth	Strategic Growth
	Portfolio	Portfolio
Undistributed Ordinary Income	$692,948	$547,663
Undistributed Long-Term Capital Gains	1,626,353	-
Capital Loss Carry Forward	-	(936,034)
Post October and Other Losses	-	-
Unrealized Appreciation (Depreciation)	2,093,383	2,636,174

	$4,412,684	$2,247,803

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales in the amount of $652,853 and $628,698 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively.

Note 6 | Capital Loss Carryforwards

At December 31, 2013, the following capital loss carryforwards are available to offset future capital gains.

Funds	Loss Carryforward	Year Expiring
Conservative Growth	$-
Strategic Growth	936,034	2018

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 7 | SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements June 30, 2014 (Unaudited) Conservative and Strategic Growth Portfolio Variable Series

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

Timothy Partners, Ltd; Investment Advisor to all Funds.

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 28, 2014. The Trust’s Board considered the factors described below prior to approving the Agreement. The Trustees, including the Independent Trustees, noted the Advisor’s experience in incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds’ prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel (there were none of either). In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2013. The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Disclosures June 30, 2014 (Unaudited) Conservative and Strategic Growth Portfolio Variable Series

N-Q Disclosure & Proxy Procedures

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov. In addition, the Funds are required to file Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. The Trust’s current Form N-PX is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Privacy Policy

The following is a description of the Trust’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS

The Fund collects the following nonpublic personal information about you:

1.    Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

2.    Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES

The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY

The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-732-0330 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-732-0330.

1055 Maitland Center Commons, #100

Maitland, Florida 32751

(800) TIM-PLAN

(800) 846-7526

Visit the Timothy Plan web site on the internet at:

www.timothyplan.com

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes the details regarding the Funds’ objectives, policies, expenses and other information.

Distributed by Timothy Partners, Ltd. Member FINRA

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	9/8/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	9/8/14